Shareholder Report, Average Annual Return (Details)	12 Months Ended	14 Months Ended
	Jan. 31, 2025	Jan. 31, 2025
C000244624 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	37.69%	41.21%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.38%	29.07%